Annual Total Returns- Utilities Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Utilities Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.91%	1.47%	13.97%	23.14%	(7.22%)	16.70%	11.37%	4.07%	19.38%	(4.55%)